Certain Risks and Concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net revenue from continuing operations	$ 129,635	$ 133,934	$ 118,127
Net income / (loss) attributable to Xunlei Limited	(13,167)	10,812	10,662
Variable Interest Entity, Primary Beneficiary [Member]
Net revenue from continuing operations	129,198	132,515	116,381
Net income / (loss) attributable to Xunlei Limited	$ (6,408)	$ 12,677	$ 13,940